Note 11 - Derivatives and Fair Value Disclosures (Details) - Fair Values for Assets and Liabilities Measured on a Recurring Basis (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 11 - Derivatives and Fair Value Disclosures (Details) - Fair Values for Assets and Liabilities Measured on a Recurring Basis [Line Items]
Interest Rate Swap Agreements	$ (3,232,967)	$ (5,949,241)
Total	(3,232,967)	(5,941,241)
Fair Value, Inputs, Level 2 [Member]
Note 11 - Derivatives and Fair Value Disclosures (Details) - Fair Values for Assets and Liabilities Measured on a Recurring Basis [Line Items]
Interest Rate Swap Agreements	(3,232,967)	(5,949,241)
Total	$ (3,232,967)	$ (5,941,241)